INCOME TAXES - Reconciliations of the Differences Between the PRC Statutory Income Tax Rate and the Group's Effective Income Tax Rate (Details)
¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 CNY (¥) ¥ / shares	Dec. 31, 2020 CNY (¥) ¥ / shares
INCOME TAXES
Income (loss) before income tax	¥ (2,506,620)	$ (363,425)	¥ (2,334,695)	¥ 483,146
Income tax computed at respective applicable tax rate	(442,343)	(64,134)	(410,899)	66,044
Non-deductible expenses	38,570	5,592	68,400	72,256
Research and development expenses plus deduction	(74,415)	(10,789)	(50,530)	(60,776)
True up of withholding tax expenses	0	0	(3,154)	0
Changes in valuation allowance	478,885	69,432	393,029	(65,293)
Income (loss) before income tax	¥ 697	$ 101	¥ (3,154)	¥ 12,231
Effect of tax holidays entitled by the PRC subsidiaries on basic income (loss) per share | (per share)	¥ (0.65)	$ (0.09)	¥ (0.84)	¥ 0.34